UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	February 15, 2012

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.
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Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  152

Form 13F Information Table Value Total: $3,870,110

List of Other Included Managers:  None
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                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
Bank of America	        7.25%CNV PFD L	060505682	 546 		 695 		Sole		695
Durect Corporation	COM	        266605104	 1,044 		 884,940 	Sole		884,940
Emmis Communications 	PFD CV SER A	291525202	 7,717 		 491,510 	Sole		491,510
Fifth Third Bancorp	CNV PFD DEP1/250 316773209	 90,119 	 629,380 	Sole		629,380
Hologic Inc	        COM	        436440101	 609 		 34,800 	Sole		34,800
International Game Tech	COM	        459902102	 774 		 45,000 	Sole		45,000
Stanley Black & Decker 	UNIT 99/99/9999	854502309	 130,552 	 1,109,903 	Sole		1,109,903
Symantec Corporation	COM	        871503108	 654 		 41,800 	Sole		41,800
Teva Pharm	        ADR	        881624209	 5,213 		 129,153 	Sole		129,153
Wells Fargo & Company	PERP PFD CNV A	949746804	 21,542 	 20,400 	Sole		20,400
FiberTower Corp	        COM NEW	        31567R209	 292 		 1,412,435 	Sole		1,412,435
Fly Leasing	        SPONSORED ADR	34407D109	 277 		 22,097 	Sole		22,097
General Motors Corp	COM	        37045V100	 224 		 11,069 	Sole		11,069
Iridium Communications	COM	        46269C102	 328 		 42,592 	Sole		42,592
Life Technologies	COM	        53217V109	 124 		 3,191 		Sole		3,191
New York Community Banc	UNIT 99/99/9999	64944P307	 36,178 	 847,512 	Sole		847,512
ProShares UltraShort    PSHS ULTSH 20YR	74347R297	 1,084 		 60,000 	Sole		60,000
Radio One, Inc  	CL D NON VTG	75040P405	 1,000 		 1,000,000 	Sole		1,000,000
Aspen Insurance Hld	PFD PRP INC EQ	G05384113	 16,958 	 320,340 	Sole		320,340
American International	*W EXP 01/19/202 026874156	 4,134 		 750,339 	Sole		750,339
Bank of America	        *W EXP 01/16/201 060505146	 210 		 103,900 	Sole		103,900
Ford Motor Co	        *W EXP 01/01/201 345370134	 6,661 		 2,775,240 	Sole		2,775,240
Owens Corning	        *W EXP 10/31/201 690742127	 54 		 29,434 	Sole		29,434
Zions Bancorporation	*W EXP 05/22/202 989701115	 289 		 96,190 	Sole		96,190
JP Morgan Chase & Co.	*W EXP 10/28/201 46634E114	 1,896 		 223,039 	Sole		223,039
General Motors Corp 	*W EXP 07/10/201 37045V118	 2,417 		 206,056 	Sole		206,056
General Motors Corp 	*W EXP 07/10/201 37045V126	 1,635 		 209,048 	Sole		209,048
Iridium Communications 	*W EXP 02/14/201 46269C110	 545 		 316,900 	Sole		316,900
AAR Corp	        NOTE 1.750% 2/0	000361AH8	 2,245 		 2,244,000 	Sole
AGCO Corp	        NOTE 1.250%12/1	001084AM4	 21,764 	 17,411,000 	Sole
AMR Corporation	        NOTE 6.250%10/1	001765BC9	 2,898 		 13,095,000 	Sole
Affiliated Managers 	NOTE 3.950% 8/1	008252AL2	 42,126 	 38,515,000 	Sole
Alcoa Inc	        NOTE 5.250% 3/1	013817AT8	 2,518 		 1,650,000 	Sole
Allegheny Technologies	NOTE 4.250% 6/0	01741RAD4	 101,440 	 72,652,000 	Sole
Alliance Data Systems 	NOTE 4.750% 5/1	018581AC2	 4,388 		 1,942,000 	Sole
Alliance Data Systems	NOTE 1.750% 8/0	018581AD0	 60,735 	 44,100,000 	Sole
Alliant Techsystems	NOTE 3.000% 8/1	018804AK0	 21,435 	 20,810,000 	Sole
Johnson & Johnson	SDCV 7/2	02261WAB5	 150,539 	 160,781,000 	Sole
Amgen Inc	        NOTE 0.375% 2/0	031162AQ3	 10,050 	 10,000,000 	Sole
Annaly Mortgage Manag	NOTE 4.000% 2/1	035710AA0	 2,706 		 2,384,000 	Sole
A123 Systems Inc.	NOTE 3.750% 4/1	03739TAA6	 888 		 2,500,000 	Sole
Arcelormittal	        NOTE 5.000% 5/1	03938LAK0	 132,633 	 125,570,000 	Sole
Archer-Daniels-Midland  NOTE 0.875% 2/1	039483AW2	 20,440 	 20,300,000 	Sole
ArvinMeritor, Inc	FRNT 4.625% 3/0	043353AF8	 750 		 1,000,000 	Sole
BioMarin Pharmaceutical NOTE 1.875% 4/2	09061GAD3	 3,565 		 2,000,000 	Sole
Cemex S.A.	        NOTE 4.875% 3/1	151290AV5	 5,647 		 8,630,000 	Sole
Central European Dist	NOTE 3.000% 3/1	153435AA0	 7,817 		 9,710,000 	Sole
Central European Media	NOTE 5.000%11/1	153443AH9	 6,242 		 9,820,000 	Sole
Charles River Labs	NOTE 2.250% 6/1	159864AB3	 2,119 		 2,175,000 	Sole
Chemed Corporation	NOTE 1.875% 5/1	16359RAC7	 24,640 	 26,227,000 	Sole
Cheniere Energy	        NOTE 2.250% 8/0	16411RAE9	 11,442 	 12,140,000 	Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	165167CA3	 57,669 	 65,071,000 	Sole
China Medical Tech	NOTE 4.000% 8/1	169483AC8	 11,354 	 19,575,000 	Sole
China Medical Tech	NOTE 6.250%12/1	169483AE4	 13,082 	 35,720,000 	Sole
United Continental Hld	NOTE 4.500% 1/1	210795PU8	 30,093 	 24,870,000 	Sole
Covanta Holding Corp	NOTE 3.250% 6/0	22282EAC6	 6,944 		 6,590,000 	Sole
Cubist Pharmaceuticals	NOTE 2.500%11/0	229678AD9	 2,986 		 2,000,000 	Sole
Danaher Corporation	NOTE 1/2	235851AF9	 74,397 	 54,388,000 	Sole
Delta Petroleum Corp	NOTE 3.750% 5/0	247907AD0	 8,668 		 11,042,000 	Sole
Dendreon Corp	        NOTE 2.875% 1/1	24823QAC1	 11,484 	 16,435,000 	Sole
Dominion Resources Inc	NOTE 2.125%12/1	25746UAT6	 85,417 	 56,011,000 	Sole
DryShips Inc	        NOTE 5.000%12/0	262498AB4	 21,700 	 31,336,000 	Sole
EMC Corp A	        NOTE 1.750%12/0	268648AK8	 2,700 		 1,942,000 	Sole
EMC Corp B	        NOTE 1.750%12/0	268648AM4	 80,799 	 56,208,000 	Sole
Eastman Kodak	        NOTE 7.000% 4/0	277461BJ7	 8,514 		 29,360,000 	Sole
Endo Pharmaceuticals	NOTE 1.750% 4/1	29264FAB2	 2,557 		 1,950,000 	Sole
Energy Conversion Dev	NOTE 3.000% 6/1	292659AA7	 7,472 		 16,790,000 	Sole
EnPro Industries, Inc	DBCV 3.938%10/1	29355XAB3	 73,184 	 62,053,000 	Sole
Exide Technologies	FRNT 9/1	302051AL1	 3,655 		 4,485,000 	Sole
Exterran Holdings Inc	NOTE 4.250% 6/1	30225XAA1	 80,962 	 91,173,000 	Sole
FiberTower Corp	        NOTE 9.000%11/1	31567RAC4	 370 		 4,110,000 	Sole
Genco Shipping & Trad   NOTE 5.000% 8/1	36869MAA3	 24,978 	 38,428,000 	Sole
Gilead Sciences, Inc	NOTE 0.625% 5/0	375558AH6	 153,382 	 131,517,000 	Sole
Gilead Sciences, Inc	NOTE 1.000% 5/0	375558AN3	 3,283 		 3,000,000 	Sole
Gilead Sciences, Inc	NOTE 1.625% 5/0	375558AP8	 14,753 	 12,920,000 	Sole
GMX Resources Inc	NOTE 5.000% 2/0	38011MAB4	 5,315 		 7,940,000 	Sole
GMX Resources Inc	NOTE 4.500% 5/0	38011MAJ7	 5,428 		 11,398,000 	Sole
Goldcorp, Inc	        NOTE 2.000% 8/0	380956AB8	 153,362 	 125,257,000 	Sole
Wilson Greatbatch Tech	SDCV 2.250% 6/1	39153LAB2	 1,870 		 1,906,000 	Sole
Hawaiian Holdings, Inc.	NOTE 5.000% 3/1	419879AD3	 14,403 	 14,435,000 	Sole
Headwaters Incorporated	NOTE 2.500% 2/0	42210PAD4	 16,464 	 20,017,000 	Sole
Hertz Global Holdings	NOTE 5.250% 6/0	42805TAA3	 3,410 		 2,185,000 	Sole
Hutchinson Technology 	NOTE 8.500% 1/1	448407AG1	 14,007 	 19,868,000 	Sole
iStar Financial	        FRNT 10/0	45031UBF7	 6,769 		 7,480,000 	Sole
Icahn Enterprises LP	FRNT 8/1	451102AB3	 3,217 		 3,400,000 	Sole
Illumina Inc	        NOTE 0.625% 2/1	452327AB5	 2,250 		 1,505,000 	Sole
International Game Tech 3.250% 5/0	459902AQ5	 143,635 	 122,438,000 	Sole
Interpublic Group	NOTE 4.750% 3/1	460690BE9	 78,006 	 70,712,000 	Sole
InterOil Corporation	NOTE 2.750%11/1	460951AC0	 794 		 1,000,000 	Sole
Life Technologies	NOTE 1.500% 2/1	46185RAK6	 9,927 		 9,917,000 	Sole
Janus Capital Group Inc	NOTE 3.250% 7/1	47102XAG0	 10,575 	 10,689,000 	Sole
Jefferies Group, Inc	DBCV 3.875%11/0	472319AG7	 13,865 	 16,705,000 	Sole
K-V Pharmaceutical	NOTE 2.500% 5/1	482740AC1	 1,306 		 4,705,000 	Sole
L-3 Communications Hld  DEBT 3.000% 8/0	502413AW7	 1,913 		 2,000,000 	Sole
Level 3 Communications	NOTE 15.000% 1/1 52729NBM1	 2,283 		 2,000,000 	Sole
Level 3 Communications	NOTE 7.000% 3/1	52729NBP4	 54,927 	 50,190,000 	Sole
Level 3 Communications	NOTE 6.500%10/0	52729NBR0	 2,248 		 1,850,000 	Sole
Liberty Media	        DEB 3.500% 1/1	530715AN1	 760 		 1,340,000 	Sole
Liberty Media	        DEB 3.250% 3/1	530715AR2	 130,371 	 161,951,000 	Sole
Liberty Media	        DEB 3.125% 3/3	530718AF2	 84,825 	 75,442,000 	Sole
LifePoint Hospitals	NOTE 3.500% 5/1	53219LAH2	 2,147 		 2,092,000 	Sole
Linear Technology Corp	NOTE 3.000% 5/0	535678AC0	 2,048 		 2,000,000 	Sole
Live Nation Inc	        NOTE 2.875% 7/1	538034AB5	 1,144 		 1,295,000 	Sole
MF Global Ltd	        NOTE 9.000% 6/2	55276YAB2	 3,230 		 9,500,000 	Sole
MF Global Ltd	        NOTE 1.875% 2/0	55277JAA6	 25,863 	 77,204,000 	Sole
MF Global Ltd	        NOTE 3.375% 8/0	55277JAB4	 35,072 	 104,693,000 	Sole
McMoRan Exploration Co	NOTE 5.250%10/0	582411AL8	 2,543 		 2,304,000 	Sole
Medicis Pharmaceuticals	NOTE 2.500% 6/0	58470KAA2	 7,974 		 6,600,000 	Sole
Molson Coors Brewing Co NOTE 2.500% 7/3	60871RAA8	 36,603 	 34,570,000 	Sole
Morgans Hotel Group	NOTE 2.375%10/1	61748WAB4	 8,974 		 10,764,000 	Sole
Mylan, Inc	        NOTE 3.750% 9/1	628530AJ6	 3,389 		 1,942,000 	Sole
Nash Finch Company	FRNT 1.631% 3/1	631158AD4	 2,339 		 5,070,000 	Sole
National Retail Prop	NOTE 3.950% 9/1	637417AA4	 2,158 		 1,921,000 	Sole
Navistar Intl	        NOTE 3.000%10/1	63934EAL2	 21,699 	 20,057,000 	Sole
NetApp, Inc	        NOTE 1.750% 6/0	64110DAB0	 79,601 	 63,050,000 	Sole
Newmont Mining Corp	NOTE 1.250% 7/1	651639AH9	 117,631 	 84,381,000 	Sole
Newmont Mining Corp	NOTE 1.625% 7/1	651639AJ5	 231 		 160,000 	Sole
Newpark Resources, Inc	NOTE 4.000%10/0	651718AC2	 1,896 		 1,650,000 	Sole
Northgate Minerals Corp	NOTE 3.500%10/0	666416AB8	 29,291 	 28,300,000 	Sole
NovaGold Resources Inc.	NOTE 5.500% 5/0	66987EAA5	 2,792 		 2,500,000 	Sole
Old Republic Inter Corp	NOTE 8.000% 5/1	680223AF1	 76,849 	 76,467,000 	Sole
Omnicom Group	        NOTE 7/0	682134AA9	 68,569 	 64,917,000 	Sole
ON Semiconductor Corp	NOTE 4/1	682189AE5	 2,046 		 2,000,000 	Sole
PHH Corporation	        NOTE 4.000% 9/0	693320AN3	 14,416 	 17,797,000 	Sole
PMI Group, Inc	        NOTE 4.500% 4/1	69344MAK7	 507 		 2,360,000 	Sole
Powerwave Technologies	NOTE 3.875%10/0	739363AF6	 6,384 		 13,300,000 	Sole
Prologis, Inc	        NOTE 2.625% 5/1	74340XAS0	 109 		 110,000 	Sole
Prologis, Inc	        NOTE 3.250% 3/1	74340XAT8	 25,333 	 24,595,000 	Sole
Providence Service Corp	NOTE 6.500% 5/1	743815AB8	 5,516 		 5,600,000 	Sole
Rayonier Inc	        NOTE 3.750%10/1	75508AAB2	 48,051 	 38,441,000 	Sole
Rayonier Inc	        NOTE 4.500% 8/1	75508AAC0	 2,075 		 1,460,000 	Sole
Rentech, Inc	        NOTE 4.000% 4/1	760112AA0	 4,943 		 5,070,000 	Sole
Rite Aid Corp	        NOTE 8.500% 5/1	767754BU7	 22,281 	 24,219,000 	Sole
SBA Communications Corp	NOTE 4.000%10/0	78388JAM8	 2,962 		 1,942,000 	Sole
SBA Communications Corp	NOTE 1.875% 5/0	78388JAN6	 13,892 	 12,280,000 	Sole
Safeguard Scientifics	DBCV 10.125% 3/1 786449AH1	 3,909 		 3,030,000 	Sole
School Specialty, Inc	SDCV 3.750%11/3	807863AM7	 26,777 	 37,190,000 	Sole
Sotheby's	        NOTE 3.125% 6/1	835898AC1	 72,826 	 64,377,000 	Sole
Stanley Black & Decker 	FRNT 5/1	854616AM1	 78,380 	 70,375,000 	Sole
Steel Dynamics, Inc	NOTE 5.125% 6/1	858119AP5	46,189		 42,471,000 	Sole
Sterlite Industries Ltd	NOTE 4.000%10/3	859737AB4	 107,379 	 135,280,000 	Sole
Symantec Corporation	NOTE 1.000% 6/1	871503AF5	 87,751 	 78,700,000 	Sole
THQ Inc	                NOTE 5.000% 8/1	872443AB2	 7,336 		 15,126,000 	Sole
Teleflex Incorporated	NOTE 3.875% 8/0	879369AA4	 20,855 	 17,240,000 	Sole
Teva Pharm	        DBCV 0.250% 2/0	88163VAE9	 111,475 	 107,836,000 	Sole
Textron Inc	        NOTE 4.500% 5/0	883203BN0	 52,392 	 34,090,000 	Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	887319AC5	 2,381 		 2,022,000 	Sole
Tyson Foods, Inc	NOTE 3.250%10/1	902494AP8	 43,291 	 32,610,000 	Sole
USEC Inc	        NOTE 3.000%10/0	90333EAC2	 3,023 		 6,500,000 	Sole
United Rentals Inc	NOTE 4.000%11/1	911363AL3	 5,341 		 1,942,000 	Sole
United States Steel 	NOTE 4.000% 5/1	912909AE8	 5,811 		 5,250,000 	Sole
Xilinx, Inc	        NOTE 2.625% 6/1	983919AF8	 128,511 	 101,190,000 	Sole
			                                3,870,110


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